UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21586

                     First Trust Enhanced Equity Income Fund
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
MARCH 31,2009 (UNAUDITED)

   SHARES                          DESCRIPTION                        VALUE
------------   -----------------------------------------------   ---------------
COMMON STOCKS - 99.7%
               AEROSPACE & DEFENSE - 3.5%
     150,000   Honeywell International, Inc. .................   $     4,179,000
      64,200   United Technologies Corp. .....................         2,759,316
                                                                 ---------------
                                                                       6,938,316
                                                                 ---------------
               BEVERAGES - 6.4%
     110,000   Coca-Cola (The), Company ......................         4,834,500
     100,000   Diageo PLC, SP ADR. ...........................         4,475,000
      66,025   PepsiCo, Inc. .................................         3,398,967
                                                                 ---------------
                                                                      12,708,467
                                                                 ---------------
               CAPITAL MARKETS - 2.3%
     160,000   Bank of New York Mellon (The), Corp. ..........         4,520,000
                                                                 ---------------
               CHEMICALS - 2.2%
     120,000   PPG Industries, Inc. ..........................         4,428,000
                                                                 ---------------
               COMMERCIAL SERVICES & SUPPLIES - 0.8%
      60,000   Waste Management, Inc. ........................         1,536,000
                                                                 ---------------
               COMMUNICATIONS EQUIPMENT - 2.5%
     295,200   Cisco Systems, Inc. (b)  ......................         4,950,504
                                                                 ---------------
               COMPUTERS & PERIPHERALS - 2.5%
      50,000   International Business Machines Corp. .........         4,844,500
                                                                 ---------------
               DIVERSIFIED FINANCIAL SERVICES - 3.6%
     400,000   CIT Group, Inc. ...............................         1,140,000
     225,000   JPMorgan Chase & Company  .....................         5,980,500
                                                                 ---------------
                                                                       7,120,500
                                                                 ---------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 6.2%
     300,000   Alaska Communications Systems Group, Inc. .....         2,010,000
     172,000   AT&T, Inc. ....................................         4,334,400
     195,000   Verizon Communications, Inc. ..................         5,889,000
                                                                 ---------------
                                                                      12,233,400
                                                                 ---------------
               ELECTRIC UTILITIES - 4.6%
     100,000   Exelon Corp. ..................................         4,539,000
     150,000   Southern Company ..............................         4,593,000
                                                                 ---------------
                                                                       9,132,000
                                                                 ---------------
               ELECTRICAL EQUIPMENT - 2.6%
     180,000   Emerson Electric Company ......................         5,144,400
                                                                 ---------------
               FOOD & STAPLES RETAILING - 0.5%
      20,000   Wal-Mart Stores, Inc. .........................         1,042,000
                                                                 ---------------
               HEALTHCARE EQUIPMENT & SUPPLIES - 0.9%
      60,000   Medtronic, Inc. ...............................         1,768,200
                                                                 ---------------
               HOTELS,RESTAURANTS & LEISURE - 1.9%
     101,100   Carnival Corp. ................................         2,183,760
      30,000   McDonald's Corp. ..............................         1,637,100
                                                                 ---------------
                                                                       3,820,860
                                                                 ---------------

             See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31,2009 (UNAUDITED)

   SHARES                          DESCRIPTION                        VALUE
------------   -----------------------------------------------   ---------------
COMMON STOCKS - (CONTINUED)
               INDUSTRIAL CONGLOMERATES - 0.8%
      30,000   3M Company. ...................................   $     1,491,600
                                                                 ---------------
               INSURANCE - 6.5%
     130,000   ACE Ltd. ......................................         5,252,000
      20,000   Chubb (The), Corp. ............................           846,400
     200,000   MetLife, Inc. .................................         4,554,000
     110,000   Prudential Financial, Inc. ....................         2,092,200
                                                                 ---------------
                                                                      12,744,600
                                                                 ---------------
               IT SERVICES - 1.3%
     100,000   Paychex, Inc. .................................         2,567,000
                                                                 ---------------
               MACHINERY - 1.9%
     131,000   Caterpillar, Inc. .............................         3,662,760
                                                                 ---------------
               MARINE - 0.4%
      90,000   Seaspan Corp. .................................           739,800
                                                                 ---------------
               MEDIA - 1.5%
     175,000   Regal Entertainment Group, Class A ............         2,346,750
      30,000   Walt Disney (The), Company ....................           544,800
                                                                 ---------------
                                                                       2,891,550
                                                                 ---------------
               MULTILINE RETAIL - 2.1%
     121,000   Target Corp. ..................................         4,161,190
                                                                 ---------------
               OIL,GAS & CONSUMABLE FUELS - 18.7%
      79,400   Chevron Corp. .................................         5,338,856
     100,000   ConocoPhillips ................................         3,916,000
     200,000   Copano Energy, LLC (c) ........................         2,664,000
     110,000   Energy Transfer Partners, L.P. (c) ............         4,057,900
      50,000   Enterprise Products Partners L.P. (c) .........         1,112,500
     135,000   Exxon Mobil Corp. .............................         9,193,500
      60,000   Magellan Midstream Partners, L.P. (c) .........         1,762,200
     145,000   Occidental Petroleum Corp. ....................         8,069,250
      60,000   Williams Companies (The), Inc. ................           682,800
                                                                 ---------------
                                                                      36,797,006
                                                                 ---------------
               PHARMACEUTICALS - 12.5%
     150,000   Abbott Laboratories ...........................         7,155,000
     430,000   Bristol-Myers Squibb Company  .................         9,425,600
      50,000   Eli Lilly & Co. ...............................         1,670,500
     250,000   Pfizer, Inc. ..................................         3,405,000
      70,000   Wyeth .........................................         3,012,800
                                                                 ---------------
                                                                      24,668,900
                                                                 ---------------
               REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.4%
     400,000   Annaly Capital Management, Inc. ...............         5,548,000
     550,000   MFA Mortgage Investments, Inc. ................         3,234,000
                                                                 ---------------
                                                                       8,782,000
                                                                 ---------------

              See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31,2009 (UNAUDITED)

   SHARES                       DESCRIPTION                           VALUE
------------   -----------------------------------------------   ---------------
COMMON STOCKS - (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.7%
     399,800   Intel Corp. ...................................   $     6,016,990
     150,000   Microchip Technology, Inc. ....................         3,178,500
                                                                 ---------------
                                                                       9,195,490
                                                                 ---------------
               SOFTWARE - 1.4%
     150,000   Microsoft Corp. ...............................         2,755,500
                                                                 ---------------
               SPECIALTY RETAIL - 1.3%
     300,000   Limited Brands, Inc. ..........................         2,610,000
                                                                 ---------------
               TOBACCO - 1.7%
     140,000   Altria Group, Inc. ............................         2,242,800
      30,000   Philip Morris International, Inc. .............         1,067,400
                                                                 ---------------
                                                                       3,310,200
                                                                 ---------------
               TOTAL COMMON STOCKS
               (Cost $281,017,751) ...........................       196,564,743
                                                                 ---------------
EXCHANGE-TRADED FUNDS - 2.0%
               LARGE CAP GROWTH - 0.6%
      15,000   SPDR Trust Series 1 ...........................         1,191,600
                                                                 ---------------
               SECTOR - 1.4%
     200,000   SPDR KBW Bank ETF  ............................         2,772,000
                                                                 ---------------
               TOTAL EXCHANGE-TRADED FUNDS
               (Cost $3,939,158) .............................         3,963,600
                                                                 ---------------
               TOTAL INVESTMENTS - 101.7%
               (Cost $284,956,909) (d) .......................       200,528,343
                                                                 ---------------

  NUMBER OF
  CONTRACTS                    DESCRIPTION                            VALUE
------------   -----------------------------------------------   ---------------
CALL OPTIONS WRITTEN - (2.4%)
               3M Company Call
         300   @ 50 due Apr 09 ...............................           (54,000)
                                                                 ---------------
               Abbott Laboratories Call
         500   @ 50 due Apr 09 ...............................           (30,000)
                                                                 ---------------
               Annaly Capital Management, Inc. Call
       4,000   @ 15 due Apr 09 ...............................           (80,000)
                                                                 ---------------
               AT&T, Inc. Call
       1,300   @ 27 due Apr 09 ...............................           (19,500)
                                                                 ---------------
               Bank of New York Mellon (The), Corp. Calls
         300   @ 27.5 due Apr 09 .............................           (78,000)
       1,300   @ 30 due Apr 09  ..............................          (182,000)
                                                                 ---------------
                                                                        (260,000)
                                                                 ---------------

             See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31,2009 (UNAUDITED)

  NUMBER OF
  CONTRACTS                      DESCRIPTION                          VALUE
------------   -----------------------------------------------   ---------------
CALL OPTIONS WRITTEN - (CONTINUED)
               Carnival Corp. Calls
         500   @ 20 due Apr 09 ...............................   $      (105,000)
         511   @ 22.5 due Apr 09 .............................           (40,880)
                                                                 ---------------
                                                                        (145,880)
                                                                 ---------------
               Caterpillar, Inc. Call
         310   @ 30 due Apr 09 ...............................           (22,320)
                                                                 ---------------
               Chevron Corp. Call
         794   @ 70 due Apr 09 ...............................           (95,280)
                                                                 ---------------
               Chubb (The), Corp. Call
         200   @ 45 due Apr 09 ...............................           (14,200)
                                                                 ---------------
               Cisco Systems, Inc. Call
       1,000   @ 18 due Apr 09 ...............................           (14,000)
                                                                 ---------------
               Coca-Cola (The), Company Call
         550   @ 45 due Apr 09 ...............................           (46,750)
                                                                 ---------------
               ConocoPhillips Calls
         400   @ 40 due Apr 09 ...............................           (50,400)
         600   @ 45 due Apr 09 ...............................           (10,200)
                                                                 ---------------
                                                                         (60,600)
                                                                 ---------------
               Diageo PLC, SP ADR Call
         400   @ 50 due Apr 09 ...............................            (4,000)
                                                                 ---------------
               Exelon Corp. Call
       1,000   @ 50 due Apr 09 ...............................           (28,000)
                                                                 ---------------
               Exxon Mobil Corp. Calls
         300   @ 70 due Apr 09 ...............................           (42,600)
         500   @ 75 due Apr 09 ...............................           (13,000)
                                                                 ---------------
                                                                         (55,600)
                                                                 ---------------
               Honeywell International, Inc. Call
         500   @ 32.5 due Apr 09 .............................            (5,000)
                                                                 ---------------
               Intel Corp. Call
       1,000   @ 16 due Apr 09 ...............................           (35,000)
                                                                 ---------------
               International Business Machines Corp. Call
         500   @ 100 due Apr 09 ..............................           (94,500)
                                                                 ---------------
               JPMorgan Chase & Company Call
         300   @ 27.5 due Apr 09 .............................           (54,600)
                                                                 ---------------
               Limited Brands, Inc. Call
       1,000   @ 10 due May 09 ...............................           (53,000)
                                                                 ---------------
               McDonald's Corp. Call
         150   @ 57.5 due Apr 09 .............................            (5,250)
                                                                 ---------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31,2009 (UNAUDITED)

  NUMBER OF
  CONTRACTS                      DESCRIPTION                          VALUE
------------   -----------------------------------------------   ---------------
CALL OPTIONS WRITTEN - (CONTINUED)
               MetLife, Inc. Call
       1,600   @ 25 due Apr 09 ...............................   $      (208,000)
                                                                 ---------------
               Microchip Technology, Inc. Call
         750   @ 22.5 due Apr 09 .............................           (26,250)
                                                                 ---------------
               Microsoft Corp. Call
       1,050   @ 19 due Apr 09 ...............................           (49,350)
                                                                 ---------------
               Occidental Petroleum Corp. Calls
         700   @ 60 due Apr 09 ...............................           (84,000)
         750   @ 65 due Apr 09 ...............................           (22,500)
                                                                 ---------------
                                                                        (106,500)
                                                                 ---------------
               Pfizer, Inc. Call
         700   @ 14 due Apr 09 ...............................           (20,300)
                                                                 ---------------
               PPG Industries, Inc. Calls
         300   @ 35 due Apr 09 ...............................           (84,000)
         400   @ 40 due Apr 09 ...............................           (26,000)
                                                                 ---------------
                                                                        (110,000)
                                                                 ---------------
               Prudential Financial, Inc. Calls
         400   @ 22.5 due Apr 09 .............................           (44,000)
         700   @ 25 due Apr 09 ...............................           (36,400)
                                                                 ---------------
                                                                         (80,400)
                                                                 ---------------
               Regal Entertainment Group, Class A Call
         300   @ 12.5 due May 09 .............................           (49,500)
                                                                 ---------------
               S&P 500 Index Calls
         400   @ 785 due Apr 09 ..............................        (1,360,000)
         400   @ 810 due Apr 09 ..............................          (900,000)
         300   @ 840 due Apr 09 ..............................          (300,000)
                                                                 ---------------
                                                                      (2,560,000)
                                                                 ---------------
               Seaspan Corp. Call
         450   @ 10 due Apr 09 ...............................            (6,750)
                                                                 ---------------
               SPDR KBW Bank ETF Calls
       1,000   @ 15 due Apr 09 ...............................           (70,000)
       1,000   @ 16 due Apr 09 ...............................           (27,000)
                                                                 ---------------
                                                                         (97,000)
                                                                 ---------------
               SPDR Trust Series 1 Call
         100   @ 85 due Apr 09 ...............................            (7,500)
                                                                 ---------------
               Target Corp. Call
         600   @ 35 due Apr 09 ...............................           (85,200)
                                                                 ---------------
               United Technologies Corp. Call
         342   @ 45 due Apr 09 ...............................           (30,780)
                                                                 ---------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
MARCH 31,2009 (UNAUDITED)

  NUMBER OF
  CONTRACTS                      DESCRIPTION                          VALUE
------------   -----------------------------------------------   ---------------
CALL OPTIONS WRITTEN - (CONTINUED)
               Verizon Communications, Inc. Call
       1,000   @ 32.5 due Apr 09 .............................   $       (16,000)
                                                                 ---------------
               Waste Management, Inc. Call
         600   @ 27.5 due Apr 09 .............................           (18,000)
                                                                 ---------------
               TOTAL CALL OPTIONS WRITTEN - (2.4%) ...........        (4,649,010)
               (Premiums received $5,425,280)
               NET OTHER ASSETS AND LIABILITIES - 0.7% .......         1,311,249
                                                                 ---------------
               NET ASSETS - 100.0% ...........................   $   197,190,582
                                                                 ===============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c)  Master Limited Partnership ("MLP")

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $930,878 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $85,359,444.

SP ADR  Sponsored American Depositary Receipt

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2009 is as follows (See Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

VALUATION INPUTS                                INVESTMENTS
----------------                                ------------
Level 1 - Quoted Prices                         $200,528,343
Level 1 - Quoted Prices - Written Options         (4,649,010)
Level 2 - Other Significant Observable Inputs             --
Level 3 - Significant Unobservable Inputs                 --
                                                ------------
TOTAL                                           $195,879,333
                                                ============

                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                           MARCH 31,2009 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Enhanced Equity Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which they are principally traded, or if not traded, or no closing price is available, at the mean between the last bid and asked price.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     -    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of March 31, 2009 is included with the Fund's Portfolio of Investments.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures, if any.

B. OPTION CONTRACTS:

COVERED OPTIONS. The Fund may write (sell) covered call options ("options") on all or a portion of the equity securities held in the Fund's portfolio and on securities indices as determined to be appropriate by Chartwell Investment Partners, L.P (the "Sub-Advisor" or "Chartwell"), consistent with the Fund's investment objective. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. Options on securities indices are designed to reflect price fluctuations in a group of securities or a segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase

                     FIRST TRUST ENHANCED EQUITY INCOME FUND
                           MARCH 31,2009 (UNAUDITED)

or sale of securities. The Fund will not write (sell) "naked" or uncovered options. If certain equity securities held in the Fund's portfolio are not covered by a related call option on the individual equity security, securities index options may be written on all or a portion of such uncovered securities. By writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received, for writing (selling) the options, and to provide a partial hedge against a market decline in the underlying equity security. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the exercise price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying equity security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's exercise price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the Fund's covered call investment strategy depends on the ability of Chartwell to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the exercise price of the option, but has retained the risk of loss should the price of the underlying security decline. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                            2. WRITTEN OPTION ACTIVITY

Written option activity for the three months ended March 31, 2009 was as follows:

                                                NUMBER
                                                 OF
                                              CONTRACTS     PREMIUMS
                                              ---------   ------------
WRITTEN OPTIONS
Options outstanding at December 31, 2008...     58,717    $  8,449,321
Options written............................    246,490      33,879,733
Options expired............................    (56,190)     (4,146,316)
Options exercised..........................     (1,089)       (107,137)
Options cancelled..........................   (215,871)    (32,650,321)
                                              --------    ------------
Options outstanding at March 31, 2009......     32,057    $  5,425,280
                                              ========    ============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Enhanced Equity Income Fund


By (Signature and Title)* /s/ James A. Bowen
                          ---------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date 5/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James A. Bowen
                          ---------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date 5/28/09


By (Signature and Title)*  /s/ Mark R. Bradley
                          ---------------------------------------
                          Mark R. Bradley, Treasurer, Controller,
                          Chief Financial Officer and Chief
                          Accounting Officer
                          (principal financial officer)

Date 5/28/09

* Print the name and title of each signing officer under his or her signature.